Operating Lease Agreements (Schedule Of Rent Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Leases, Operating [Abstract]
Minimum rentals	$ 122,110	$ 131,463	$ 126,329
Contingent rentals based on sales	49,503	69,075	76,120
Total rent expense	$ 171,613	$ 200,538	$ 202,449